Allowance for credit losses (Tables)	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
Schedule of movements in the allowance for credit losses
Movements in the allowance for credit losses during the six months ended June 30, 2021 were as follows:

	Six Months Ended June 30,
	2021	2020
Allowance for credit losses at beginning of period	$67,153	$—
Cumulative effect due to adoption of new accounting standard	—	30,264
Current period provision for expected credit losses	16,954	33,999
Write-offs charged against the allowance	—	—
Allowance for credit losses at end of period	$84,107	$64,263